Chapter 11 Reorganization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Reorganizations [Abstract]
Summary of Components of Liabilities Subject to Compromise

The amounts disclosed below as of March 21, 2017, reflect the liabilities immediately prior to our Reorganization Plan becoming effective:

	Predecessor
	March 21, 2017	December 31, 2016
Accounts payable and accrued liabilities	$6,687	$9,212
Accrued payroll and benefits payable	3,949	4,048
Revenue distribution payable	3,050	3,474
Senior Notes and associated accrued interest	1,267,410	1,267,410

Liabilities subject to compromise	$1,281,096	$1,284,144

The amounts currently classified as liabilities subject to compromise may be subject to future adjustments depending on the Bankruptcy Court actions, further development with respect to disputed claims, and other events:

December 31, 2016
Accounts payable and accrued liabilities	$9,212
Accrued payroll and benefits payable	4,048
Revenue distribution payable	3,474
Senior Notes and associated accrued interest	1,267,410

Liabilities subject to compromise	$1,284,144

Reorganization Items

Reorganization Items

We use this category to reflect, where applicable, post-petition revenues, expenses, gains and losses that are direct and incremental as a result of the reorganization of the business. Reorganization items are as follows:

	Successor	Predecessor
	Period from	Period from
	March 22, 2017	January 1, 2017
	through	through
	March 31, 2017	March 21, 2017
Gains on the settlement of liabilities subject to compromise	$—	$(372,093)
Fresh start accounting adjustments	—	(641,684)
Professional fees	620	18,790
Rejection of employment contracts	—	4,573
Write off unamortized issuance costs on Prior Credit Facility	—	1,687

Total reorganization items	$620	$(988,727)

Reorganization items for the year ended December 31, 2016, are as follows:

Year Ended
December 31, 2016
Professional fees	$15,484
Claims for non-performance of executory contract	1,236

Total reorganization items	$16,720